GOODWILL (Schedule Of Changes In Carrying Amounts Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 01, 2014
Gross amount:
Beginning balance	$ 62,032	$ 60,298
Disposal	(61,141)
Exchange difference	(891)	1,734
Ending balance		62,032	60,298
Accumulated impairment loss:
Beginning balance	(625)	(625)
Charge for the year	(46,864)
Disposal	47,489
Ending balance		(625)	(625)
Goodwill, net		61,407
Reduction in carrying amount of goodwill	13,700
Goodwill [Member]
Accumulated impairment loss:
Fair value measurement technique	the discounted cashflow ("DCF") method of the income approach
Termined growth rate	3.00%
Discount rate	19.00%
Risk-fee rate	4.00%
Qianjun Technology [Member]
Accumulated impairment loss:
Goodwill, net				$ 13,652